EVENT SUBSEQUENT TO DECEMBER 31, 2025	12 Months Ended
Dec. 31, 2025
EVENT SUBSEQUENT TO DECEMBER 31, 2024
EVENTS SUBSEQUENT TO JUNE 30, 2025

NOTE 27 - EVENTS SUBSEQUENT TO DECEMBER 31, 2025:

(1)	On January 23, 2026, the BoD granted 382,850 RSUs to employees and consultants of the Company. These RSUs will vest in 8 equal quarterly installments over two years and had a fair value of $0.4 million on the grant date, based on the ADS price on that date. In addition, the general meeting of the Company’s shareholders held on March 5, 2026, following approval by the Company’s BoD in January 2026, approved grant of 104,500 RSUs to the Company’s directors and Chief Executive Officer, on the same terms. The fair value of these RSUs on the approval date was $0.1 million
(2)	On March 5, 2026, the annual general meeting of shareholders approved the increase of the authorized share capital of the Company to NIS 5,000,000,000, consisting of (i) 499,994,000,000 Ordinary Shares, NIS 0.01 par value per share, and (ii) 6,000,000 preferred shares, NIS 0.01 par value per share.